AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MAY 13, 2013

File No. 811-08572

File No. 033-80514

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 38	☒

AND

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 39	☒

BISHOP STREET FUNDS

(Exact Name of Registrant as Specified in Charter)

101 FEDERAL STREET

BOSTON, MASSACHUSETTS 02110

(Address of Principal Executive Offices, Zip Code)

Registrant’s Telephone Number, including Area Code:

1-800-262-9565

Michael Beattie

c/o SEI Corporation

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Name and Address of Agent for Service)

Copies to:

Timothy W. Levin, Esquire	Dianne M. Sulzbach, Esquire
Morgan, Lewis & Bockius LLP	c/o SEI Investments
1701 Market Street	One Freedom Valley Drive
Philadelphia, Pennsylvania 19103	Oaks, Pennsylvania 19456

It is proposed that this filing become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)

☐	On [date] pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On [date] pursuant to paragraph (a) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 38 relates solely to the Hawaii Municipal Bond Fund, High Grade Income Fund, Strategic Growth Fund and Dividend Value Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 38 to Registration Statement No. 033-80514 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 13th day of May, 2013.

BISHOP STREET FUNDS

By:	*
Michael Beattie, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

* Charles E. Carlbom	Trustee	May 13, 2013

* John K. Darr	Trustee	May 13, 2013

* William M. Doran	Trustee	May 13, 2013

* Joseph T. Grause, Jr.	Trustee	May 13, 2013

* Mitchell A. Johnson	Trustee	May 13, 2013

* Betty L. Krikorian	Trustee	May 13, 2013

* Robert A. Nesher	Trustee	May 13, 2013

* Bruce Speca	Trustee	May 13, 2013

* James M. Storey	Trustee	May 13, 2013

* George J. Sullivan, Jr.	Trustee	May 13, 2013

* Michael Beattie	President	May 13, 2013

* Michael Lawson	Treasurer, Controller & Chief Financial Officer	May 13, 2013

*By:	/s/ Dianne M. Sulzbach
Dianne M. Sulzbach, pursuant to Powers of Attorney dated November 16, 2011 and November 30, 2011, incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 179 to The Advisors’ Inner Circle Fund’s Registration Statement on Form N-1A (File No. 033-42484), filed on February 28, 2012

EXHIBIT INDEX

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase